Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Allocation Target Shares
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000003891 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Corporate Credit Total Return Series
Class Name	BATS: Corporate Credit Total Return Series
Trading Symbol	BRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: Corporate Credit Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Corporate Credit Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 5.06%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the Bloomberg U.S. Credit Index returned 4.84%.
What contributed to performance?
The Fund’s allocation to the banking was the largest contributor to the performance, followed by utilities and capital securities.
What detracted from performance?
The Fund’s allocation to retailers was the largest detractor, followed by other financials and integrated energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Corporate Credit Total Return Series	5.06%	1.09%	3.11%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg U.S. Credit Index	4.84	0.77	2.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 503,463,738
Holdings Count | Holding	867
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$503,463,738
Number of Portfolio Holdings	867
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	158%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	88.0%
Preferred Securities	4.7%
Foreign Government Obligations	3.4%
U.S. Treasury Obligations	2.5%
Municipal Bonds	0.8%
Foreign Agency Obligations	0.6%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	2.7%
AA/Aa	6.8%
A	32.4%
BBB/Baa	55.8%
BB/Ba	1.1%
N/R	1.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series C Portfolio to BATS: Corporate Credit Total Return Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments. These changes became effective on October 1, 2025.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series C Portfolio to BATS: Corporate Credit Total Return Series.
Material Fund Change Strategies [Text Block]	The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000003892 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Mortgage Total Return Series
Class Name	BATS: Mortgage Total Return Series
Trading Symbol	BRAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: Mortgage Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Mortgage Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 5.97%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the Bloomberg MBS Index returned 5.79%.
What contributed to performance?
Out-of-benchmark allocations to commercial mortgage-backed securities (“CMBS”) were a leading contributor to performance, specifically single-asset, single-borrower CMBS and last cash flow CMBS. Both fixed-rate collateralized mortgage obligations (“CMOs”) and less interest rate-sensitive CMO floaters also contributed positively. Within agency mortgage-backed securities, the Fund’s active benchmark strategy, which implements relative value decisions between specified pools and to-be-announced securities, contributed positively to performance, along with coupon swap strategies.
What detracted from performance?
The Fund’s active management of duration and corresponding sensitivity to changes in interest rates detracted from performance over the period, along with a tactical overweight in conventional 5.5% coupon mortgage-backed securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
BATS: Mortgage Total Return Series	5.97%	0.76%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg MBS Index	5.79	0.45	1.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,496,334,940
Holdings Count | Holding	1,244
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	931.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,496,334,940
Number of Portfolio Holdings	1,244
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	931%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	92.7%
Non-Agency Mortgage-Backed Securities	7.3%
Asset-Backed Securities	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	95.6%
AA/Aa	0.3%
A	0.1%
BBB/Baa	0.1%
N/R	3.9%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series M Portfolio to BATS: Mortgage Total Return Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series M Portfolio to BATS: Mortgage Total Return Series.
Material Fund Change Strategies [Text Block]	The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000003893 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Short Duration Taxable Total Return Series
Class Name	BATS: Short Duration Taxable Total Return Series
Trading Symbol	BRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: Short Duration Taxable Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Short Duration Taxable Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.67%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the ICE BofA 1-3 Year U.S. Treasury Index returned 3.75%.
What contributed to performance?
The Fund’s duration and yield curve positioning contributed to absolute returns. (Duration is a measure of interest rate sensitivity). Allocations to U.S. investment grade corporates, asset-backed securities, commercial mortgage-backed securities, non-agency residential mortgage-backed securities (RMBS), agency RMBS, non-U.S. corporates, collateralized loan obligations, and agency debentures, all of which posted gains, further contributed to results.
What detracted from performance?
The Fund used derivatives, including U.S. Treasury futures and fed funds futures to manage duration and yield curve positioning, as well as foreign exchange swaps to manage currency risk. The use of derivatives detracted from performance in the aggregate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Short Duration Taxable Total Return Series	4.67%	2.65%	2.97%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	1.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
An index that is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity less than 3 years. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year U.S. Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 397,907,143
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$397,907,143
Number of Portfolio Holdings	749
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	34.8%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	20.4%
Non-Agency Mortgage-Backed Securities	14.7%
U.S. Government Sponsored Agency Securities	7.9%
Foreign Government Obligations	0.4%
Foreign Agency Obligations	0.1%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments
AAA/Aaa(c)	56.3%
AA/Aa	2.5%
A	14.6%
BBB/Baa	18.9%
BB/Ba	0.1%
N/R	7.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series S Portfolio to BATS: Short Duration Taxable Total Return Series. This change became effective on October 1, 2025.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series S Portfolio to BATS: Short Duration Taxable Total Return Series. This change became effective on October 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000032703 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Interest Rate Hedge Series
Class Name	BATS: Interest Rate Hedge Series
Trading Symbol	BATPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: Interest Rate Hedge Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Interest Rate Hedge Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.64%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the Bloomberg U.S. Treasury 7-10 Year Bond Index returned 4.05%.
What contributed to performance?
The Fund’s duration and yield curve positioning contributed to absolute returns. (Duration is a measure of interest rate sensitivity). Holdings in cash, U.S. interest rate and U.S. Treasury derivatives, and the BATS: Short Duration Taxable Total Return Series further contributed.
The use and cost of derivatives will result in a negative contribution to returns when interest rates fall; however, the Fund’s strategy is designed to offset these costs by holding shares of BATS: Short Duration Taxable Total return Series a short-term proprietary fund. The use of derivatives is necessary to achieve the Fund’s objective and should therefore be evaluated in a portfolio context and not as a standalone strategy. The Fund's cash position had no material impact on performance.
The Fund’s weighting in cash exceeded 5% throughout the period due to the use of interest rate derivatives that facilitate inverse exposure to the 7- to 10- year part of the U.S. Treasury yield curve.
What detracted from performance?
At the time of positive returns for the Fund, no aspects of its positioning stood out as meaningful detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
BATS: Interest Rate Hedge Series	4.64%	7.14%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg U.S. Treasury 7-10 Year Bond Index	4.05	(0.55)	0.90
Bloomberg U.S. Bellwether 10 Year Swap Index	3.22	(1.03)	0.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,569,778
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,569,778
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	27.9%
Short-Term Securities	72.1%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series P Portfolio to BATS: Interest Rate Hedge Series. This change became effective on October 1, 2025.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series P Portfolio to BATS: Interest Rate Hedge Series. This change became effective on October 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000144517 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: High Income Municipal Series
Class Name	BATS: High Income Municipal Series
Trading Symbol	BATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: High Income Municipal Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: High Income Municipal Series	$0(a)	0.18%
(a)	Rounds to less than $1.

Expenses Paid, Amount	$ 0	[9]
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 2.66%.
  For the same period, the Fund's benchmark, the Bloomberg Municipal Bond Index returned 4.29% and the Bloomberg Municipal High Yield Bond Index returned 2.35%.
What contributed to performance?
Fund performance benefited from strength across several sectors, including other industries, utilities, corporate-backed, and tax-backed state. Results were further supported by holdings in longer-dated bonds, particularly those with maturities of 20 years and above, as well as positions in non rated, AA, BB, and BBB rated securities. Higher-coupon bonds also contributed meaningfully. The Fund's cash position had no material impact on performance.
What detracted from performance?
Transportation was the largest detractor at the sector level, due in part to weakness in Brightline, a project finance, transportation-related holding. Underperformance for short-dated issues, particularly bonds with maturities of less than three years, also pressured results. Positions in lower-coupon bonds detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
BATS: High Income Municipal Series	2.66%	1.65%	4.02%
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal High Yield Bond Index	2.35	1.90	4.14
Customized Reference Benchmark	3.06	1.57	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 622,658,741
Holdings Count | Holding	761
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$622,658,741
Number of Portfolio Holdings	761
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	41.7%
Transportation	16.9%
Health Care	13.5%
Utilities	10.3%
Education	9.4%
Housing	4.6%
Tobacco	3.6%
Corporate	—	%(a)
Credit quality allocation
Credit Rating(b)	Percent of Total Investments
AAA/Aaa	3.4%
AA/Aa	19.3%
A	9.2%
BBB/Baa	9.0%
BB/Ba	6.3%
B	1.6%
CCC/Caa	0.3%
N/R	50.9%
(a)	Rounds to less than 0.1%.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series E Portfolio to BATS: High Income Municipal Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series E Portfolio to BATS: High Income Municipal Series.
Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Material Fund Change Strategies [Text Block]	The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000146955 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Securitized Total Return Series
Class Name	BATS: Securitized Total Return Series
Trading Symbol	BATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: Securitized Total Return Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Securitized Total Return Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 6.34%.
  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index returned 4.64% and the Reference Benchmark returned 5.19%.
What contributed to performance?
All securitized asset classes contributed positively to the Fund’s performance, with contributions led by exposure to AAA-rated collateralized loan obligations. This was followed by holdings of single asset/single borrower senior tranches within commercial mortgage-backed securities and non-qualifying loans within residential mortgage-backed securities (“RMBS”). Exposure to non-performing/re-performing loans as well as legacy (pre-2008 financial crisis) loans within RMBS contributed as well. Finally, holdings of asset-backed securities with private student loans as underlying collateral proved additive. The Fund's cash position had no material impact on performance.
The Fund held some private whole loan securities including commercial mortgage loans and consumer whole loans. These private holdings also produced positive returns.
What detracted from absolute performance?
There were no detractors from the Fund’s performance over the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
BATS: Securitized Total Return Series	6.34%	4.34%	4.90%
Bloomberg U.S. Universal Index	4.64	0.65	2.11
Reference Benchmark	5.19	2.17	2.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,097,940,616
Holdings Count | Holding	2,026
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,097,940,616
Number of Portfolio Holdings	2,026
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Non-Agency Mortgage-Backed Securities	52.7%
Asset-Backed Securities	46.5%
U.S. Government Sponsored Agency Securities	0.4%
Floating Rate Loan Interests	0.4%
Corporate Bonds	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	36.6%
AA/Aa	3.5%
A	3.1%
BBB/Baa	2.9%
BB/Ba	1.8%
B	0.9%
CCC/Caa	2.2%
CC/Ca	0.4%
C	0.1%
N/R	48.5%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series A Portfolio to BATS: Securitized Total Return Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on October 1, 2025.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series A Portfolio to BATS: Securitized Total Return Series.
Material Fund Change Strategies [Text Block]	The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on October 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000227189 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Short Term Municipal Income Series
Class Name	BATS: Short Term Municipal Income Series
Trading Symbol	BATVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BATS: Short Term Municipal Income Series (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Short Term Municipal Income Series	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[12]
Expense Ratio, Percent	0.00%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 2.65%.
  For the same period, the Fund's benchmark, the Bloomberg Municipal Bond Index returned 4.29% and the SIFMA Municipal Swap Index returned 2.51%.
What contributed to performance?
The Fund maintained high levels of liquidity while providing an attractive yield primarily through its holdings of one- and seven-day variable rate demand notes (“VRDNs”). The Fund also opportunistically laddered maturities between 30 and 120 days in municipal commercial paper and select fixed-rate, tax-backed local credits, through both municipal notes and bonds. Additionally, fixed-rate bonds in the school district, utility and housing sectors added durable yield. In credit quality terms, AA-rated bonds provided the greatest return, followed by non-rated notes and then AAA-rated bonds. From a maturity perspective, return contributions were led by holdings of municipal cash securities including VRDNs, commercial paper and municipal notes, followed by bonds with maturities of one year or less and then bonds with maturities between one and two years. The Fund's cash position had no material impact on performance.
The Fund’s weighted average maturity (“WAM”) of 51 days remained longer than the benchmark WAM of 7 days as the Fund continued to remain opportunistic given the attractive rate environment, taking advantage of select purchases when fixed-rate yields appeared attractive relative to expected VRDN yields.
What detracted from performance?
There were no material detractors from the Fund’s performance over the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 5, 2021 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
BATS: Short Term Municipal Income Series	2.65%	2.27%
Bloomberg Municipal Bond Index	4.29	0.67
SIFMA Municipal Swap Index	2.51	2.25

Performance Inception Date	May 05, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 95,087,225
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$95,087,225
Number of Portfolio Holdings	95
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments
Housing	28.5%
County/City/Special District/School District	26.1%
Education	18.0%
Utilities	17.0%
Health Care	7.7%
Transportation	2.7%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series V Portfolio to BATS: Short Term Municipal Income Series. The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.

Material Fund Change Name [Text Block]	On June 6, 2025, the Fund’s Board approved a change in the name of BATS: Series V Portfolio to BATS: Short Term Municipal Income Series.
Material Fund Change Strategies [Text Block]	The Fund's Board also approved related changes to the Fund's strategies to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on October 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Rounds to less than $1.
[2]	Rounds to less than 0.01%.
[3]	Rounds to less than $1.
[4]	Rounds to less than 0.01%.
[5]	Rounds to less than $1.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Rounds to less than 0.01%.
[9]	Rounds to less than $1.
[10]	Rounds to less than $1.
[11]	Rounds to less than 0.01%.
[12]	Rounds to less than $1.
[13]	Rounds to less than 0.01%.